Commitments and Contingencies (Details)		12 Months Ended
	Feb. 10, 2026 USD ($)	Dec. 31, 2025 USD ($) lane m	Mar. 31, 2026 USD ($)	Jan. 31, 2026 m	Jan. 09, 2026 USD ($) m	Aug. 31, 2025 USD ($) m
Other Commitments [Line Items]
Length of pool to be constructed | m		50				50
Other commitment		$ 1,174,000
Track system to be built, number of lanes | lane		6
50 Meter Portable Pool
Other Commitments [Line Items]
Length of pool to be constructed | m				50
Contractual obligation						$ 250,000
Contractual obligation, amounts incurred		$ 196,667	$ 231,000
Payments for deposits		389,000
Construction deposit, noncurrent		389,000	389,000
Six Lane Track System
Other Commitments [Line Items]
Contractual obligation		1,942,000
Contractual obligation, amounts incurred		971,000	$ 971,000
Contractual obligation, amount paid		495,000
Subsequent Event
Other Commitments [Line Items]
Length of pool to be constructed | m					50
Subsequent Event | 50 Meter Portable Pool
Other Commitments [Line Items]
Contractual obligation					$ 6,100,000
May 2026 Event, Deposit 1
Other Commitments [Line Items]
Payments for deposits		145,000
May 2026 Event, Deposit 2
Other Commitments [Line Items]
Payments for deposits		442,000
May 2026 Event, Deposit 3 | Subsequent Event
Other Commitments [Line Items]
Payments for deposits	$ 587,000
May 2026 Event, Food And Beverage Minimum
Other Commitments [Line Items]
Other commitment		$ 100,000